SCHEDULE OF SHARE-BASED PAYMENT EXPENSE RELATED TO OPTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Option Indexed to Issuer's Equity [Line Items]
Total share-based payment expense	$ 1,460	$ 398	$ 273
Cost of Revenues [Member] | Share-Based Payment Arrangement, Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Total share-based payment expense	7
Other Financing Expenses [Member] | Share-Based Payment Arrangement, Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Total share-based payment expense		152
Research and Development Expenses [Member] | Share-Based Payment Arrangement, Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Total share-based payment expense	537	120	61
General and Administrative Expenses [Member] | Share-Based Payment Arrangement, Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Total share-based payment expense	$ 916	$ 126	$ 212